Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUES	$ 595,789	$ 161,585	$ 1,393,271	$ 422,199	$ 738,527	$ 1,376,063
Product
REVENUES	240,759	143,234	703,054	356,911
License fees
REVENUES	335,697	6,250	623,570	36,050
Other
REVENUES	19,333	12,101	66,647	29,238
United States
REVENUES	12,141	6,250	159,981	18,750
United States | Product
REVENUES	5,891	0	141,231	0
United States | License fees
REVENUES	6,250	6,250	18,750	18,750
United States | Other
REVENUES	0	0	0	0
International
REVENUES	583,648	155,335	1,233,290	403,449
International | Product
REVENUES	234,868	143,234	561,823	356,911
International | License fees
REVENUES	329,447	0	604,820	17,300
International | Other
REVENUES	$ 19,333	$ 12,101	$ 66,647	$ 29,238